Schedule of capital structure (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings, financing and debentures	R$ (8,033)	R$ (7,831)
(-) Cash and cash equivalents	2,550	3,532
(-) Derivative financial instruments	32	68
Net debt	(5,451)	(4,231)
Shareholders´ equity	R$ (2,766)	R$ (1,347)	R$ (9,701)	R$ (4,092)
% Net debt over shareholders´ equity	19700.00%	31400.00%